CAPITAL STOCK (Details) - Warrants [member]	6 Months Ended	12 Months Ended
	Jun. 30, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of warrants, beginning balance | shares	9,200,000	1,280,000
Weighted average exercise price, beginning balance | $ / shares	$ 0.05	$ 0.08
Number of warrants, issued | shares		8,000,000
Number of warrants, expired | shares		(80,000)
Weighted average exercise price, expired | $ / shares		$ 0.50
Weighted average exercise price, issued | $ / shares		$ 0.05
Number of warrants, ending balance | shares	9,200,000	9,200,000
Weighted average exercise price, ending balance | $ / shares	$ 0.05	$ 0.05